Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Subsequent Events
Subsequent Events

15.     Subsequent Events

On April 1, 2020, the Company granted an aggregate of 1,357,690 RSUs to certain of its employees and directors under the 2019 Omnibus Incentive Plan, which had a total grant date fair value of $27.2 million that is expected to be recognized over a weighted-average vesting period of approximately four years.

15.     Subsequent Events

On March 2, 2020, the Company acquired ShoCard, Inc., a Delaware corporation ("ShoCard") for $5.5 million in cash funded with existing resources. ShoCard is a cloud-based mobile identity solution that offers identity service for verified claims. An additional $3.1 million and $2.3 million is payable in common stock of the Company on the first and second anniversary of the acquisition, respectively, contingent on individuals remaining employed as of those dates and meeting certain performance conditions. These amounts are payable on such anniversaries based on a fixed dollar value.

Due to the timing of the acquisition, the allocation of the purchase price has not yet been finalized.